Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended	18 Months Ended
	Apr. 30, 2017	Oct. 31, 2018	Apr. 30, 2016
Trade and other receivables [Abstract]
Trade receivables	$ 266,225	$ 1,089,589
Less: provision for impairment of trade receivables	(2,599)	(41,860)	$ (4,486)
Trade receivables net	263,626	1,047,729
Prepayments	23,239	59,966
Other receivables	1,534	79,062
Accrued income	1,110	85,276
Trade and other receivables	289,509	1,272,033
Trade receivables past due but not impaired	$ 39,900	$ 249,300
Average age of trade receivables	24 days	107 days
HPE Software Business [Member]
Trade and other receivables [Abstract]
Less: provision for impairment of trade receivables		$ (21,500)